Property, plant and equipment (Detail Textuals) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Amortization of property, plant and equipment	$ 461	$ 406	$ 307
Selling, general and administrative expense
Disclosure of detailed information about property, plant and equipment [line items]
Amortization of property, plant and equipment	448	393	297
Discontinued Operations | Selling, general and administrative expense
Disclosure of detailed information about property, plant and equipment [line items]
Amortization of property, plant and equipment	$ 13	$ 13	$ 10